Description of Organization and Business Operations (Details) - USD ($)						2 Months Ended		3 Months Ended		12 Months Ended
	Nov. 15, 2023	May 11, 2023	Oct. 17, 2022	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Price per shares (in Dollars per share)						$ 10				$ 10
Excise tax percentage				1.00%		27.65%	20.97%	31.00%	20.00%
Percentage of excise tax of the fair market value										1.00%
Excise tax	$ 474,837
Accumulated deficit						$ 474,837	$ 474,837			$ 474,837
Cash						2,971,558		$ 3,074,094		2,971,558
Working capital deficit						31,231,674		27,937,557		31,231,674
Cash flow from operation							484,474	(1,827,355)	$ 1,119,845	3,700,686
Agreement amount						$ 150,000,000				150,000,000
Proceeds of common stock								4,341,532		$ 2,628,334
Maximum fund limit								150,000,000
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Exercise price warrants (in Dollars per share)						$ 1	$ 1			$ 1
Common Stock Purchase Agreement [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)										4,770,000
Proceeds of common stock			$ 150,000,000					4,341,532		$ 2,628,344
Proceeds from sale of common stock								$ 6,969,866
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage	1.00%
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds of private placement					$ 5,050,000
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redeemed public shares (in Shares)	3,323,707	4,115,597
Aggregate redemption amount	$ 12,346,791	$ 43,318,207
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)								7,000,000		2,230,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					7,500,000
Price per unit sold (in Dollars per share)					$ 10
Shares purchased additionally (in Shares)					1,125,000
Sale of stock units (in Shares)										6,847,500
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)						505,000				505,000
Price per unit sold (in Dollars per share)						$ 10				$ 10
Sale of stock units (in Shares)					505,000					4,188,000
Price per shares (in Dollars per share)					$ 10
Number of shares issued per unit (in Shares)										1
Private Placement [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Exercise price warrants (in Dollars per share)						$ 11.5				$ 11.5